Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Nov. 17, 2023
Summary of Significant Accounting Policies [Line Items]
Percentage of restricted cash	25.00%
Impairment of goodwill (in Dollars)	$ 14,308
Tax benefit percentage	50.00%
SouthGilmore LLC (“SouthGilmore”) [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of ownership		40.00%